Severance Costs - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Severance Costs [Line Items]
Current Severance Cost Liability	$ 45.8	$ 45.8	$ 0.0